Earnings/ (Loss) per Common Share - Calculation per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net (loss)/ income	$ (86,373)	$ (78,899)	$ 62,878
Less:
Dividend declared on restricted shares	(172)	(89)	(105)
Undistributed loss/ (income) attributable to Series C participating preferred shares	4,312	3,835	(3,058)
Net (loss)/ income attributable to common stockholders, basic	(82,233)	(75,153)	59,715
Plus:
Dividend declared on restricted shares	0	0	105
Net (loss)/ income attributable to common stockholders, diluted	$ (82,233)	$ (75,153)	$ 59,820
Denominator:
Denominator for basic net (loss)/ income per share - weighted average shares	9,784,507	10,027,469	9,995,514
Series A preferred stock	0	0	15,519
Restricted shares	0	0	38,044
Denominator for diluted net (loss)/ income per share - adjusted weighted average shares	9,784,507	10,027,469	10,049,077
Net (loss)/ income per share, basic	$ (8.4)	$ (7.5)	$ 6
Net (loss)/ income per share, diluted	$ (8.4)	$ (7.5)	$ 6